Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300451077	313407	06/22/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	H8 form was used for the lender to lender refinance	06/26/2017
Verified employment history - B1 has been employed with current employer for over 8 years per VVOE (pg 697).
 B2 has been employed with current employer for over 11 years per VVOE (pg 695). ; Low DTI - Verified low DTI of 15.39%. Max allowed per guides is 43%. ; Low LTV/CLTV/HCLTV - Verified low LTV?CLTV of 15.73%. Max allowed per guides is 80%.
											6/26/17 - No ROR required on new construction. ROR 0011 Exception Cleared.	Approved	A	A	A	A	A
300451077	313412	06/22/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date is not within 10 general business days from Initial Loan Estimate date.
Verified employment history - B1 has been employed with current employer for over 8 years per VVOE (pg 697).
 B2 has been employed with current employer for over 11 years per VVOE (pg 695). ; Low DTI - Verified low DTI of 15.39%. Max allowed per guides is 43%. ; Low LTV/CLTV/HCLTV - Verified low LTV?CLTV of 15.73%. Max allowed per guides is 80%.

06/27/17 - Received response of: All disclosure docs cited were mailed on 4/28/17. We do not collect any fees in advance of closing so they are allowed to sign on or before the funding date which is when they chose to sign. This would be considered compliant within our business practice. * Override to EV2 level.
												Approved	B	B	B	B	B
300451077	313415	06/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $4,450,000 is supported. No post closing CDA provided.	06/26/2017
Verified employment history - B1 has been employed with current employer for over 8 years per VVOE (pg 697).
 B2 has been employed with current employer for over 11 years per VVOE (pg 695). ; Low DTI - Verified low DTI of 15.39%. Max allowed per guides is 43%. ; Low LTV/CLTV/HCLTV - Verified low LTV?CLTV of 15.73%. Max allowed per guides is 80%.

6/26/17 - Received 3rd Party Desk Review that reflects original appraisal value of $4,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300451077	313445	06/22/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign disclosure to confirm they intended to receive documents via electronic method.	07/18/2017
Verified employment history - B1 has been employed with current employer for over 8 years per VVOE (pg 697).
 B2 has been employed with current employer for over 11 years per VVOE (pg 695). ; Low DTI - Verified low DTI of 15.39%. Max allowed per guides is 43%. ; Low LTV/CLTV/HCLTV - Verified low LTV?CLTV of 15.73%. Max allowed per guides is 80%.

7/10/2017 - Exception re-reviewed and cleared. Disclosure tracking (Stip 6/28) confirms borrowers consent to eDisclosure on 6/5 (B1) and 6/6 (B2). Disclosure tracking evidences receipt of the initial CD to B1 on the issuance date. Final CD was wet signed at closing. Compliance submission did not result in any timiming violations. TRID 0135 Exception Cleared;
												Approved	A	A	A	A	A
300590905	330149	08/22/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Missing complete copy of Final 1003. Bottom portion of the first 4 pages are cut off with vital information. Unable to confirm Government Monitoring data and NMLS IDs.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copy of the Final 1003/Application. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300590905	330150	08/22/2017	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing complete copy of Initial 1003. Bottom portion of the first 4 pages are cut off with vital information. Unable to confirm initial application date on initial 1003.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copy of the Initial 1003/Application. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300590905	330151	08/22/2017	Compliance	NMLS Loan Originator (Individual) ID is missing from Application (12 CFR 1026.36(g)(1-2))	NMLS 0001	1	Closed	NMLS information is missing. Initial and Final 1003s are cut off at the bottom of the document where the NMLS is located.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copies of the Initial and Final 1003/Applications. NMLS 0001 Exception Cleared;	Approved	A	A	A	A	A
300590905	330152	08/22/2017	Compliance	NMLS Loan Origination Company ID is missing from Application (12 CFR 1026.36(g)(1-2))	NMLS 0002	1	Closed	NMLS information is missing. Initial and Final 1003s are cut off at the bottom of the document where the NMLS is located.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copies of the Initial and Final 1003/Applications. NMLS 0002 Exception Cleared;	Approved	A	A	A	A	A
300590905	330184	08/22/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Image of appraisal is incomplete. Pages are cut off at the bottom of the appraisal, unable to confirm pertinent information. Value cannot be confirmed with appraisal. Review used value stated on approval pending review of complete appraisal report. Appraisal License expiration date is illegible. Unable to confirm appraiser license was active at time of appraisal. Provide complete copy of appraisal report with all pages fully legible.
									09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copy of the origination appraisal report. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300590905	330186	08/22/2017	Property	Missing Appraisal Made Status	APPR 0016	1	Closed	Unable to confirm. Page 2 of appraisal is incomplete.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copy of the origination appraisal report. Appraisal completed as-is. APPR 0016 Exception Cleared;	Approved	A	A	A	A	A
300590905	330187	08/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $945,000 is supported. No post closing CDA provided.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.

8/24/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $945,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300590905	330407	08/23/2017	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Loan Approval/Final 1008 documents in file are incomplete. Bottom portion of pages are incomplete. Complete copies of all documents are required.	09/01/2017
Low LTV/CLTV/HCLTV - 65% LTV is below maximum allowed of 80%.; Low DTI - DTI of 26.16% on fully documented file. Maximum allowable DTI of 43%.; Verified reserves - Verified reserves after closing of $231,454.08 (38.1 mos). 9 months of PITI reserves required.
											8/25/2017 - Exception is cleared with the attached complete copy of the final 1008. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300555382	331932	08/28/2017	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Pg 1 of the PUD Rider was not recorded.	09/27/2017
Verified credit history - Oldest tradeline 5/1998, Middle credit scores 780 / 819 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Low DTI - Review  calculated DTI  of 21.42% is below the program maximum of 43%.; Verified reserves - Post closing reserves $459,802.23 or 82 months PITIA. 9 months reserves required.

9/22/2017 - Exception is cleared with the attached copy of the re-recorded Deed of Trust. Recording number listed on recording cover page matches to the recording number listed on pg 1 of the PUD Rider. DEED 0007 Exception Cleared;
												Approved	A	A	A	A	A
300555382	332482	08/31/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,300,000 is supported. No post closing CDA provided.	09/01/2017
Verified credit history - Oldest tradeline 5/1998, Middle credit scores 780 / 819 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Low DTI - Review  calculated DTI  of 21.42% is below the program maximum of 43%.; Verified reserves - Post closing reserves $459,802.23 or 82 months PITIA. 9 months reserves required.

9/1/2017 - 3rd Party Desk Review reflects a value of $1,200,000 resulting in a negative 7.7% variance to the original appraisal value of $1,300,000 which is within acceptable tolerance of 10%.Value confirmed by CDA which is performed by licensed appraiser. It should be noted that the LTV increases to 55.33% based on CDA value, which is lower than the program maximum of 80%. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300555382	332486	08/31/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Homeowners Policy dwelling coverage of $661,000 is insufficient to cover the Note amount. No insurer cost estimator provided. Replacement cost value is not stated on the appraisal report.	09/11/2017
Verified credit history - Oldest tradeline 5/1998, Middle credit scores 780 / 819 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Low DTI - Review  calculated DTI  of 21.42% is below the program maximum of 43%.; Verified reserves - Post closing reserves $459,802.23 or 82 months PITIA. 9 months reserves required.

9/7/2017 - Exception is cleared with the attached evidence of insurance that reflects additional replacement cost protection of 100%. Increased coverage is sufficient to cover the Note amount. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300555382	332518	08/31/2017	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	CD does not disclose the monthly HOA fee for PUD property.
Verified credit history - Oldest tradeline 5/1998, Middle credit scores 780 / 819 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Low DTI - Review  calculated DTI  of 21.42% is below the program maximum of 43%.; Verified reserves - Post closing reserves $459,802.23 or 82 months PITIA. 9 months reserves required.

9/5/2017 - Attached re-disclosure is insufficient to cure the exception. Estimated Property Costs over Year 1 was not recalculated to include the HOA assessment. Further, courier tracking reflects package is in transit and has not yet been delivered to borrower. TRID 0144 Exception Remains;
9/18/2017 - Exception is partially cured with the attached re-disclosure. Missing accompanying letter of explanation with evidence of trackable delivery to borrower completed within 60 days of consummation. Attached courier tracking receipt is for the re-disclosure presented on 9/5. TRID 0144 Exception Remains;
9/22/2017 - Attached re-disclosure is insufficient to cure the exception. Estimated Taxes, Insurance, and Assessment section "Other" box is not selected and HOA dues are not specified as being included estimated monthly escrow payment. A numerical error can be cured under 130(b) within 60 calendar days of discovery. TRID 0144 Exception Remains;
 9/28/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, with courier shipment label to evidence delivery to borrower was completed within 60 calendar days of discovery under 130(b). Delivery to borrower was confirmed with 3rd party shipment tracking performed with the attached tacking number. TRID 0144 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300555382	332527	08/31/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing complete 24 months mortgage / rental rating. Credit report reflects 19 months rated. Transaction history confirms 1 additional month payment. Missing four months housing history verification.	09/06/2017
Verified credit history - Oldest tradeline 5/1998, Middle credit scores 780 / 819 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Low DTI - Review  calculated DTI  of 21.42% is below the program maximum of 43%.; Verified reserves - Post closing reserves $459,802.23 or 82 months PITIA. 9 months reserves required.

9/5/2017 - Attached hazard insurance dec page lists no Mortgagee for non-subject property that is being retained for rental. Updated policy also lists no Mortgagee, thus evidencing property remains owned free and clear. Credit report reflects no open mortgages being reported from 7/2015 to 10/2015, which is in support of the hazard insurance dec pages. No housing history is available after the closure of prior mortgage 4/2015 and prior to opening the construction loan for subject 11/2015 due to prior residence being owned free and clear. CRED 0001 Exception Cleared;
												Approved	A	A	A	A	A
300621843	341712	10/05/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	1	Closed	No Real Estate Commission disclosed on Final Closing Disclosure.	10/16/2017
Verified credit history - 806/804 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1/1999. ; Verified housing payment history - 345 months of current and prior mortgage history paid 0x30. ; Low DTI - 24.54% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - 20 years with current employer confirmed per VOE.
											10/11/2017 - Exception is cleared. Final CD Section H (pg 166) disclosed the seller paid real estate commission as disclosed on the seller CD (pg 544). TRID 0196 Exception Cleared;	Approved	A	A	A	A	A
300621843	341714	10/05/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for redisclosed Loan Estimate	10/16/2017
Verified credit history - 806/804 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1/1999. ; Verified housing payment history - 345 months of current and prior mortgage history paid 0x30. ; Low DTI - 24.54% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - 20 years with current employer confirmed per VOE.
											10/11/2017 - Exception is cleared with the attached LE History. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300621843	341718	10/05/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,226,000 is supported. No post closing CDA provided.	10/11/2017
Verified credit history - 806/804 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1/1999. ; Verified housing payment history - 345 months of current and prior mortgage history paid 0x30. ; Low DTI - 24.54% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - 20 years with current employer confirmed per VOE.

10/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,226,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300621843	341803	10/05/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing evidence that EMD check cleared the borrowers account.	10/16/2017
Verified credit history - 806/804 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1/1999. ; Verified housing payment history - 345 months of current and prior mortgage history paid 0x30. ; Low DTI - 24.54% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - 20 years with current employer confirmed per VOE.
											10/11/2017 - Exception is cleared. EMD funds had not yet cleared the checking account, thus documented balance was used for cash to close. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300621843	341805	10/05/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Per final 1003 (pg 16) borrower was using Bridge Loan Proceeds from HELOC. New HELOC documents provided however no evidence that HELOC advance was obtained and transferred to borrowers accounts or to Title Company for closing on subject. Unable to confirm source of all funds for closing.
									10/23/2017
Verified credit history - 806/804 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1/1999. ; Verified housing payment history - 345 months of current and prior mortgage history paid 0x30. ; Low DTI - 24.54% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - 20 years with current employer confirmed per VOE.

10/16/2017 - Exception is cleared with the attached copy of the debit/credit memos to fully document both the draw from the borrowers HELOC and receipt of the loan proceeds to the checking account. CRED 0016 Exception Cleared;
												Approved	A	A	A	A	A
300642492	349740	11/03/2017	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD does not disclose settlement agent ID
Verified credit history - Oldest tradeline 8/2002, Middle credit scores 803 /798 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 76.80% CLTV is below the program maximum of 80%.; Low DTI - 17.75% DTI is below the program maximum of 43%.; Verified reserves - Verified reserves $100,052.87 (19 months PITIA). 9 months reserves required.
											11/3/2017 - Missing Settlement License ID does not carry Statutory Damages, thus the TRID 0141 exception has been overridden to EV2.	Approved	B	B	B	B	B
300645865	361965	12/14/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud report does not list correct loan amount or appraisal value. Report to be updated and resubmitted.	12/18/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.
											12/15/2017 - Exception is cleared with the attached updated fraud report. All variances have been addressed. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300645865	362104	12/14/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	2015/2016 1120S Tax Returns are not signed. No IRS Tax Transcripts or 4506T form for self-employment business provided.
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.

12/28/17 - Received copies of 1120S borrower signed returns dated post-consummation. * No Exception Cleared. Signature pages of 1120S are not signed or dated by Paid Preparer. Also, Missing is tax transcripts or 4506T for self-employment business. CRED 0087 Exception Remains;
 1/5/2018 -  Exception is overridden to EV2 with the attached borrowers signed copies of pg 1 of the 2015/2016 1120S tax returns. Tax Transcripts are not required for QM. Lender guide does not state IRS Transcripts are required for business returns. CRED 0087 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300645865	362110	12/14/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
The Loan Estimate was provided or mailed on (2017-10-21). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-09-25), which is after (2017-10-21); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))

Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.
											12/18/2017 - Exception is overridden to EV2 - Pre-disclosure Fee Restriction. Confirmed the CD did not disclose any fees being paid outside of closing. TRID 0044 Exception Overridden to EV2;	Approved	B	B	B	B	B
300645865	362120	12/14/2017	Compliance	Per Diem Interest Paid To and/or From are missing on the Final Closing Dislcosure	TRID 0200	2	Acknowledged	Cd Section F Prepaid Interest disclosed as $0.00 per day.
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.
											12/26/17 - Received corrected CD with letter of explanation and evidence of trackable delivery confirming delivery receipt. TRID 0200 Overridden to EV2 level.	Approved	B	B	B	B	B
300645865	362121	12/14/2017	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	LE Section F Prepaid Interest does not disclose per day rate or number of days.
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.

12/28/17 - Lender provided a corrected CD with letter of explanation and evidence of trackable delivery confirming delivery receipt to correct the omission of the prepaid interest disclosed as $0.00 daily and number of days (interest from/to).  * Because the issue was resolved on post-closing corrective CD, override TRID 0148 to EV2 level.
												Approved	B	B	B	B	B
300645865	362123	12/14/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation for tax returns, paystubs, W2s, and bank statements reflecting business address.	12/28/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.
											12/28/17 - Received email addressing the use of business address vs. subject address for documentation in file. CRED 0104 Exception Cleared.	Approved	A	A	A	A	A
300645865	362124	12/14/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential ownership issue.	12/28/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 6/1986, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI of 17.12% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 65.10% CLTV is below the program maximum of 80%.

12/28/17 - Received email executed by borrower that addresses the property address with potential ownership issue is owned by the borrowers father and that borrower assists father with managing the property but he has no ownership interest.  FRAUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300664372	363040	12/18/2017	Compliance	Per Diem Interest Paid To and/or From are missing on the Final Closing Dislcosure	TRID 0200	2	Acknowledged	Per Diem interest is disclosed as $0.00 per day on the Final Closing Disclosure.
Verified credit history - Oldest tradeline 3/1998, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 31 months satisfactory mortgage rating.; Verified employment history - VOE confirms the borrowers employment with present employer from 6/24/2002 to Present (15 years 5 months).; Low DTI - 20.93% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 66.85% CLTV is below the program maximum of 80%.
											12/26/17 - Received corrected CD with letter of explanation and evidence of trackable delivery confirming delivery receipt. TRID 0200 Overridden to EV2 level.	Approved	B	B	B	B	B
300664372	363072	12/18/2017	Credit	Income used to qualify for QM Status must be verified for a minimum of 24 months	QMATR 0009	1	Closed
CPA letter provided to confirm no YTD financials have been prepared or required due to no activity, however, 1065 return reflects no paid preparer information. Additionally, CPA does not match to preparer listed on the 1040.
									01/17/2018
Verified credit history - Oldest tradeline 3/1998, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 31 months satisfactory mortgage rating.; Verified employment history - VOE confirms the borrowers employment with present employer from 6/24/2002 to Present (15 years 5 months).; Low DTI - 20.93% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 66.85% CLTV is below the program maximum of 80%.

1/17/18 - Re-reviewed CPA letter from file. Client acknowledged guideline requirement. However, since this is a single asset investment and there is no newer financial information reported on the partnership return for prior year, and there is no profit and loss associated with the entity YTD nor any standalone operations and no liabilities, there is nothing to report. Thus, no P&L and Balance Sheet would be necessary. QMATR 0009 Exception Cleared.
												Approved	A	A	A	A	A
300664372	363090	12/18/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) 2015/2016 1040s are not signed 2) Missing 2016 1065 IRS Transcript	01/04/2018
Verified credit history - Oldest tradeline 3/1998, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 31 months satisfactory mortgage rating.; Verified employment history - VOE confirms the borrowers employment with present employer from 6/24/2002 to Present (15 years 5 months).; Low DTI - 20.93% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 66.85% CLTV is below the program maximum of 80%.
											1/4/2018 - Tax Transcripts are not required for QM. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300664372	363110	12/18/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-10-19). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-10-23), which is after (2017-10-20); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									12/21/2017
Verified credit history - Oldest tradeline 3/1998, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 31 months satisfactory mortgage rating.; Verified employment history - VOE confirms the borrowers employment with present employer from 6/24/2002 to Present (15 years 5 months).; Low DTI - 20.93% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 66.85% CLTV is below the program maximum of 80%.
											12/21/2017 - Attached shipment tracking to evidence delivery of the initial LE on the intent to proceed date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300718970	384523	02/20/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Credit inquiry letter is marked "Yes" for New Credit Established. Missing documentation to confirm new debt.	03/09/2018	Low DTI - Low DTI of 19.74%. Maximum for program is 43%.; Verified reserves - Post closing reserves of $63,361.97, 41.69 months of verified PITI reserves. 9 months of PITI reserves required.
3/7/2018 - Exception is cleared with the attached borrower signed clarification and letter of explanation for two credit inquiries listed on the credit report. Rental liability for primary residence was considered in qualifying. CRED 0093 Exception Cleared;
												Approved	A	A	A	A	A
300718970	384529	02/20/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	No income detail provided or evidence that borrower had a history of receiving bonus/commission income.	03/02/2018	Low DTI - Low DTI of 19.74%. Maximum for program is 43%.; Verified reserves - Post closing reserves of $63,361.97, 41.69 months of verified PITI reserves. 9 months of PITI reserves required.
3/2/2018 - Exception is cleared. Corrections made to the WVOE are supported by the YE paystub. WVOE indicates bonus income is likely to continue and documents two years receipt. 1003 income type designation matches to the paystub. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300718970	384596	02/21/2018	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed	Missing confirmation all 5 properties are free and clear as stated on 1003. File contains 1 Property report confirming 1 property was free and clear.	05/01/2018	Low DTI - Low DTI of 19.74%. Maximum for program is 43%.; Verified reserves - Post closing reserves of $63,361.97, 41.69 months of verified PITI reserves. 9 months of PITI reserves required.
4/30/2018 - Exception is cleared with the attached documentation that confirms the remaining 4 parcels are encumbered with the same loan. Request for release of the Deed of Trust with email correspondence from the title agent confirming release has been sent for recording has been provided to evidence properties are owned free and clear. CRED 0088 Exception Cleared;
												Approved	A	A	A	A	A
300718970	384602	02/21/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Documentation in file does not fully support subject being Second Home for both borrowers.	03/09/2018	Low DTI - Low DTI of 19.74%. Maximum for program is 43%.; Verified reserves - Post closing reserves of $63,361.97, 41.69 months of verified PITI reserves. 9 months of PITI reserves required.
3/7/2018 - Exception is cleared with the attached documentation to support B2 is occupying the subject property. 1003 / Application and Occupancy Affidavit confirms second home occupancy. B1 primary residence documented and debt service considered. 2015/2016 1040s confirm borrowers resided at the same prior address. APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300718970	384608	02/21/2018	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Missing complete 24 month housing payment history for both borrower and co-borrower.		Low DTI - Low DTI of 19.74%. Maximum for program is 43%.; Verified reserves - Post closing reserves of $63,361.97, 41.69 months of verified PITI reserves. 9 months of PITI reserves required.
Client: 4/4/2018 - Received investors acknowledgment of the exception to lender guide for missing complete 24 months rental verification (cancelled check 3/2016 payment due). VOR previously provided via stip presentment 3/22 confirms satisfactory rental rating from 10/2015 to 10/2017. CRED 0001 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300750965	400005	04/30/2018	Compliance	Missing PUD Rider	DEED 0007	1	Closed	No PUD Rider attached to Mortgage.	05/15/2018
Low DTI - Review DTI of 20.88%, based on borrowers base income only. Maximum DTI of 43% allowed. 700 minimum score required. No derogatory credit. 129 months of mortgage history reporting 0x30. ; Verified credit history - 789/785 qualifying credit scores. ; Verified reserves - Post closing reserves of $74,237.97, 19.04 months of verified PITI reserves. 9 months of PITI reserves required.
											5/14/2018 - Exception is cleared with the attached recorded corrected Mortgage that includes the PUD Rider. DEED 0007 Exception Cleared;	Approved	A	A	A	A	A
300750965	400020	04/30/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	05/01/2018
Low DTI - Review DTI of 20.88%, based on borrowers base income only. Maximum DTI of 43% allowed. 700 minimum score required. No derogatory credit. 129 months of mortgage history reporting 0x30. ; Verified credit history - 789/785 qualifying credit scores. ; Verified reserves - Post closing reserves of $74,237.97, 19.04 months of verified PITI reserves. 9 months of PITI reserves required.
											5/1/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300750965	400061	05/01/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing complete copies of the 2016/2017 tax returns.	05/03/2018
Low DTI - Review DTI of 20.88%, based on borrowers base income only. Maximum DTI of 43% allowed. 700 minimum score required. No derogatory credit. 129 months of mortgage history reporting 0x30. ; Verified credit history - 789/785 qualifying credit scores. ; Verified reserves - Post closing reserves of $74,237.97, 19.04 months of verified PITI reserves. 9 months of PITI reserves required.
											5/3/2018 - Exception is cleared with the attached copies of the 2016/2017 1040s. Borrower signed pg 2 of the tax returns were provided in file. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300750965	400067	05/01/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Final 1008 property type does not match to the appraisal. Documented HOA fee not considered.	05/01/2018
Low DTI - Review DTI of 20.88%, based on borrowers base income only. Maximum DTI of 43% allowed. 700 minimum score required. No derogatory credit. 129 months of mortgage history reporting 0x30. ; Verified credit history - 789/785 qualifying credit scores. ; Verified reserves - Post closing reserves of $74,237.97, 19.04 months of verified PITI reserves. 9 months of PITI reserves required.
											5/1/2018 - Exception is cleared with the attached corrected 1008. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300727767	379331	02/06/2018	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	2	Acknowledged	No evidence that borrower was provided with Homeownership Counseling Disclosure.
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.
											Client: EV2 per client.	Approved	B	B	B	B	B
300727767	379335	02/06/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,700,000 is supported. No post closing CDA provided.	02/13/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.

2/13/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $1,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300727767	379340	02/06/2018	Credit	Missing Final Title Policy for transaction greater than 120 days	TITL 0004	1	Closed	No Final Title policy provided.	02/13/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.
											2/12/2018 - Exception is cleared with the attached Short Form Title Policy for subject transaction. TITL 0004 Exception Cleared;	Approved	A	A	A	A	A
300727767	379402	02/06/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	No asset statements provided in file.	02/22/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.

2/21/2018 - Exception is cleared with the attached 401K statement and corresponding terms of withdrawal, and prior employer retirement statement. Reserve requirements satisfied with verified assets. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300727767	379411	02/06/2018	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing proof of PITI on non subject property listed on REO schedule. Lender qualified the borrower with payment stated on credit report. Missing mortgage statement confirming total PITI expenses. If expenses are not escrowed verification of insurance and taxes will be required.
									02/27/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.
											2/27/2018 - Exception is cleared with the attached screen print from the lenders LOS that confirms both taxes and insurance are being escrowed for non-subject property. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300727767	379413	02/06/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed.	02/22/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.
											2/21/2018 - Exception is cleared with the attached fraud report. Documentation in file satisfactorily addresses all variances. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300727767	379678	02/07/2018	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing Rate Lock document or evidence of initial rate lock date.	02/13/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.
											2/12/2018 - Exception is cleared with the attached Interest Rate Lock Agreement. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300727767	379683	02/07/2018	Credit	Insufficient verified reserves	CRED 0100	1	Closed	6 months of PITI reserves required per guidelines. No assets verified in the file. Insufficient verified reserves.	02/22/2018
Low LTV/CLTV/HCLTV - 55.412% LTV is well below the maximum allowed of 80% per program guidelines.; Income verified was not used in qualifying - Commission documented on the WVOE was not used in qualifying.

2/21/2018 - Exception is cleared with the attached 401K statement and corresponding terms of withdrawal, and prior employer retirement statement. Reserve requirements satisfied with verified assets. CRED 0100 Exception Cleared;
												Approved	A	A	A	A	A
300727762	379603	02/06/2018	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file. No 1008 in file. Unable to confirm approving underwriter, date of approval and terms of approval.	02/13/2018	Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.	2/12/2018 - Exception is cleared with the attached underwriter signed and dated 1008. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300727762	379610	02/06/2018	Credit	Initial 1003 Application is Incomplete	APP 0004	2	Acknowledged	Missing documented application date. No 1003 signed by lender representative provided in file.		Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.
2/26/2018 - Attached loan originator signed pg 3 of 4 of the 1003 / Application is insufficient to satisfy the exception.   APP 0004 Exception Remains;
2/27/2018 - Exception is partially cleared with the attached loan originator signed / dated 1003 / Application. Loan file is missing corresponding borrower signed initial / 1003 Application. APP 0004 Exception Remains;
3/1/2018 - Attached screen print from the lenders LOS to document the application date with accompanying attestation is insufficient to satisfy the exception. Refer to response posted 2/27. APP 0004 Exception Remains;
 3/2/2018 - Exception overridden to EV2 with borrower signed final 1003/Application. APP 0004 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300727762	379632	02/06/2018	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date.	03/02/2018	Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.	2/16/2018 - Exception is cleared with the attached copy of the Affiliated Business Disclosure dated on the the application date. COMP 0035 Exception Cleared;	Approved	A	A	A	A	A
300727762	379634	02/06/2018	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	2	Acknowledged	Missing evidence the Homeownership Counseling Notice provided to borrower.		Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.	Client: EV2 per client.	Approved	B	B	B	B	B
300727762	379637	02/06/2018	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to proceed was not given within 10 business days of Loan Estimate.		Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.
2/16/2018 - Attached screen print from the lenders LOS is insufficient to satisfy the exception. Loan file is missing a copy of the initial LE. TRID 0191 Exception Remains;
 2/23/2018 - Attached is a copy of the initial LE. Documented intent to proceed date is outside 10 business days from the LE. Exception is overridden to EV2 - Pre-disclosure Fee Restriction. Confirmed that the CD disclosed no fees being paid outside of closing. TRID 0191 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300727762	379639	02/06/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $3,245,000. is supported. No post closing CDA provided.	02/13/2018	Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.
2/13/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $3,245,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300727762	379647	02/06/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed.	02/27/2018	Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.	2/27/2018 - Exception is cleared with the attached fraud report. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300727762	379649	02/06/2018	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $655,000 is insufficient to cover the Note amount or cost to rebuild per appraisal. Evidence of 25% extended coverage noted on evidence of insurance and included in above totals. Based on documents in file hazard coverage is insufficient.
									02/20/2018	Verified employment history - Verified 13 yr stable employment history per WVOE.; Low LTV/CLTV/HCLTV - 49.65% LTV is well below the maximum 70% allowed per program guidelines.	2/16/2018 - Exception is cleared with the attached copy of the insurers cost estimator. Confirmed dwelling coverage is sufficient to cover the insurers replacement cost. HAZ 0004 Exception Cleared;	Approved	A	A	A	A	A
300727766	379901	02/07/2018	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No lender loan approval in file. No 1008 provided.	02/26/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/26/2018 - Exception is cleared with the attached underwriter signed and dated 1008. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300727766	380100	02/08/2018	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									02/26/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/16/2018 - Exception is cleared with the attached borrower accepted eDisclosure. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300727766	380103	02/08/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $780000.00 is supported. No post closing CDA provided.	03/29/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											3/7/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300727766	380104	02/08/2018	Property	Missing Appraiser License	APPR 0043	1	Closed	No license provided due to missing appraisal.	03/29/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/15/2018 - Exception is cleared with the attached appraisal report for subject property that includes a copy of the active appraisers license. APPR 0043 Exception Cleared;	Approved	A	A	A	A	A
300727766	380117	02/08/2018	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing full appraisal on subject as required per program guidelines. Unable to confirm if subject has any HOA dues. Additional HOA dues could affect DTI qualification.	03/29/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/15/2018 - Exception is cleared with the attached appraisal report for subject property that includes a copy of the active appraisers license. APPR 0001 Exception Cleared;	Approved	A	A	A	A	A
300727766	380118	02/08/2018	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing tax transcripts.	02/26/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/15/2018 - Exception is cleared with the attached 2015/2016 1040 IRS Tax Transcripts. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300727766	380125	02/08/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed.	02/26/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/26/2018 - Exception is cleared with the attached fraud report. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300727766	380143	02/08/2018	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged
Asset documentation is deficient for the following:

1) Missing Terms of Withdrawal for 401K which was included as qualifying assets.

2) Missing 100% access letter for additional account holder.

 3) Borrower is not the remitter of the wire received by title company for cash to close.

Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.

2/23/2018 - Lender posted response is insufficient to satisfy the exception. CRED 0083 Exception Remains;
 3/5/2018 - Part 1 of the exception is overridden with the attached retirement benefit summary confirming hardship withdrawals are allowed. Retirement benefit summary is post-consummation dated, thus override to EV2. Part 2 of the exception is cleared, borrowers name is listed as account owner on the asset statements provided, thus evidencing borrowers ability to withdrawal funds as required per Agency. Incoming wire confirmation for cash to close confirms funds were received from the borrowers account held jointly. CRED 0083 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300727766	380215	02/08/2018	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 is not signed or dated by borrower or lender loan officer.	02/13/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/12/2018 - Exception is cleared with the attached borrower signed Final 1003/Application. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300727766	380255	02/08/2018	Credit	Missing leases for rental properties on Schedule E	QMATR 0012	1	Closed	Per 1003 from prior primary. Missing lease agreement, copy of security deposit and evidence of deposit to borrowers account as required per lender guidelines.	02/26/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/26/2018 - Exception is cleared with the attached agreement to lease, copy of security deposit with first months rent, and borrower asset statement to evidence receipt. QMATR 0012 Exception Cleared;	Approved	A	A	A	A	A
300727766	380257	02/08/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing pay stubs for borrower. While all income was verified with written VOE, the borrower LOE indicates that paystubs were provided to the lender and thus should be included in the file for review.	02/13/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/12/2018 - Exception is cleared with the attached pre-consummation dated paystubs to support income considered in qualifying. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300727766	380331	02/08/2018	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	No Rate Lock document or evidence of initial rate lock date provided.	02/26/2018
Verified housing payment history - 43 mo mortgage rated paid as agreed per credit report.; Verified employment history - Verified 13 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $460,259.29, 122 months of PITI reserves verified. 6 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached interest rate lock agreement. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300727763	379714	02/07/2018	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date. 1008 is not signed or dated. 1008 provided does not match Note.	02/13/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/12/2018 - Exception is cleared with the attached Final 1008. Loan approval date is documented in file with the corresponding DU submission. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300727763	379781	02/07/2018	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	2	Acknowledged	Missing evidence that borrower was provided with Homeownership Counseling Notice.		Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	Client: EV2 per client.	Approved	B	B	B	B	B
300727763	379782	02/07/2018	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									02/15/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/14/2018 - Exception is cleared with the attached borrower accepted edisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300727763	379790	02/07/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,200,000 is supported. No post closing CDA provided.	03/01/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.
2/13/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $1,200,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300727763	379811	02/07/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive Fraud report with all alerts satisfactorily addressed.	02/28/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.
2/28/2018 - Exception is cleared with fraud report provided 2/27. Fraud variance for assets being less than expected was acknowledged by the investor. Documentation in file satisfactorily addresses all other variances. Separate exception set for disaster alert (PROP 0003). CRED 0089 Exception Cleared;
												Approved	A	A	A	A	A
300727763	379814	02/07/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing final 1008 approval matching final terms of loan.	02/13/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/12/2018 - Exception is cleared with the attached Final 1008. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300727763	379834	02/07/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed
The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($1,212.80) has decreased below the amount disclosed on the Loan Estimate sent on 2017-08-31, ($1,688.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
									03/02/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	3/2/2018 - Exception is cleared with the attached copy of the interim LE. Corresponding change of circumstance was previously provided via stip presentment on 2/16. TRID 0120 Exception Cleared;	Approved	A	A	A	A	A
300727763	379850	02/07/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing current P&L for Schedule C business.	02/22/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/22/2018 - Exception is cleared with the attached YTD P&L for self-employment Schedule C business. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300727763	380110	02/08/2018	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	No Rate Lock document or evidence of initial rate lock date provided.	02/16/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/15/2018 - Exception is cleared with the attached Interest Rate Lock Agreement. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300727763	380111	02/08/2018	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure was not provided to borrower within 3 days of loan application date.	02/16/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/14/2018 - Exception is cleared with the attached Affiliated Business Disclosure dated within 3 days of the application date. COMP 0035 Exception Cleared;	Approved	A	A	A	A	A
300727763	380176	02/08/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing verification of the large deposits.	02/22/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.	2/22/2018 - Exception is cleared. Agency is followed where lender guide is silent. (Agency) does not require large deposits to be sourced for refinance transactions. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300727763	380179	02/08/2018	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged	6 months of PITI reserves required per guidelines. 5.79 months of PITI reserves verified.		Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.
Client: 2/23/2018 - Exception is overridden to EV2. Investor acknowledges the reserve exception due to compensating factors of mortgage history, low LTV, and low DTI. CRED 0100 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300727763	386813	02/28/2018	Property	Missing Required Property Inspection	PROP 0003	1	Closed	Missing property inspection report to confirm subject was not affected by Wildfire / Debris Flow / Mud Flow / Flooding. Disaster declared 12/4/2017.	03/01/2018	Low DTI - 22.67% DTI on fully documented file. Maximum of 43% allowed per program guidelines.; None - 60.417% LTV. Maximum 70% allowed per program guidelines.
3/1/2018 - Exception is cleared with the attached 1004D Appraisal Update dated 2/28/2018 that confirms property was not affected by the wildfire / debris flow / mud flow / flooding declared 12/4/2017. Appraiser noted:
1) From a drive-by perspective, the subject property does not appear to have visible damage to any improvements.
2) No known conditions that affect the safety, soundness, or structural integrity of the property.
3) It is the opinion of the appraiser, that no inspection and/or new appraisal is necessary.
 PROP 0003 Exception Cleared;
												Approved	A	A	A	A	A
300749626	389710	03/13/2018	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	Estimated Taxes, Insurance & Assessments - Estimate includes "Other", however, designation type of Homeowners Association Dues is not disclosed.
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.

3/20/2018 - Exception is partially cleared with the attached corrected CD. TRID 0144 Exception Remains;
 3/27/2018 - Exception is overridden to EV2 with corrected CD (Stip 3/20). No restitution to the consumer required, thus US Mailbox Rule applied. Initial and final grade EV2 due to immateriality. TRID 0144 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300749626	389715	03/13/2018	Compliance	Right of Rescission is Incomplete	ROR 0002	1	Closed	ROR is missing pg 2 of 3.	03/21/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/21/2018 - Exception is cleared with the attached complete copy of the borrower executed ROR form. ROR 0002 Exception Cleared;	Approved	A	A	A	A	A
300749626	389716	03/13/2018	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing Homeownership Counseling Disclosure, thus unable to confirm minimum 10 agencies were disclosed.	03/20/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/19/2018 - Exception is cleared with the attached Homeownership Counseling Disclosure with 10 agencies disclosed. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300749626	389717	03/13/2018	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing lenders Privacy, Notice of Furnishing Negative Information, and Patriot Act disclosures.
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.

3/19/2018 - Exception is partially cleared with the attached Notice of Furnishing Negative Information and Patriot Act disclosures. COMP 0006 Exception Remains;
 3/21/2018 - Exception is overridden to EV2 with the attached lender signed attestation. Notice of Furnishing Negative Information and Patriot Act disclosures were previously provided via stip presentment 3/19. COMP 0006 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300749626	389720	03/13/2018	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDisclosures. Evidence of esign in file.	03/20/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/19/2018 - Exception is cleared with the borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300749626	389726	03/13/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,050,000 is supported. No post closing CDA provided.	03/26/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.

3/26/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $1,050,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300749626	389728	03/13/2018	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence of delivery of the appraisal report to borrower.	03/26/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/22/2018 - Exception is cleared with the attached borrower signed appraisal acknowledgment. ECOA 0003 Exception Cleared;	Approved	A	A	A	A	A
300749626	389732	03/13/2018	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance, thus unable to confirm dwelling coverage and premium.	03/14/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/14/2018 - Exception is cleared with the attached evidence of insurance for subject property. HAZ 0005 Exception Cleared;	Approved	A	A	A	A	A
300749626	389745	03/13/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed by lender.	03/27/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/26/2018 - Exception is cleared with the attached fraud report. All fraud variances addressed on the report or with documentation provided in file. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300749626	389746	03/13/2018	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing documentation to evidence no draws in the past 12 months on HELOC paid at closing for the rate / term refinance transaction.	03/20/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/19/2018 - Exception is cleared. Credit report confirms balance for the past 12 months remained at credit limit, thus no funds available for withdrawal. GIDE 0001 Exception Cleared;	Approved	A	A	A	A	A
300749626	389751	03/13/2018	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing borrower signed letter of explanation to address all credit inquiries listed on the credit report.	03/20/2018
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 782 / 747 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low DTI - 35.28% DTI is below the program maximum of 43%.
											3/20/2018 - Exception is cleared with the attached lender signed attestation that addresses all credit inquiries reported. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300663586	346470	10/21/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date.	05/31/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.	2/12/2018 - Exception is cleared with the attached signed and dated 1008. Included in the conditional loan approval. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300663586	346473	10/21/2017	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Missing Loan Estimate dated within 3 business days of initial rate lock.	05/31/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.	10/26/2017 - Exception is cleared with the attached copy of the initial LE that disclosed the rate lock information. TRID 0164 Exception Cleared;	Approved	A	A	A	A	A
300663586	346478	10/21/2017	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing Homeownership Counseling Disclosure as required.	10/27/2017	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.	10/25/2017 - Exception is cleared with the attached Homeownership Counseling Disclosure that is addressed to borrowers. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300663586	346484	10/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,135,000. is supported. No post closing CDA provided.	03/02/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.
2/13/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $1,135,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300663586	346512	10/21/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing Terms of Withdrawal for 401K accounts. These funds are required to meet reserves requirement.	03/01/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.	3/1/2018 - Exception is cleared with the attached retirement plan summary for B2 and lender signed attestation to accompany B1 plan summary that was presented on 2/27. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300663586	346536	10/21/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing evidence that Schedule E business entity has been closed and evidence that final K1 was issued. If the business has not been dissolved additional documentation including a P&L/Balance sheet would be required.
									02/14/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.
2/12/2018 - Exception is cleared with the attached Secretary of State search and Certificate of Cancellation of a Limited Liability Company to document the Schedule E business being closed. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300663586	346549	10/21/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-07-31). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-08-03), which is after (2017-08-01); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									10/30/2017	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.	10/25/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrowers of the initial LE on the documented intent to proceed date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300663586	346819	10/23/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure was not provided within 3 business date of application date.	05/31/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.
10/25/2017 - Exception is cleared with the attached printout from the lender LOS that evidences that the Affiliated Business Disclosure was included in the initial disclosure package that was issued on the application date. COMP 0035 Exception Cleared;
												Approved	A	A	A	A	A
300663586	346840	10/23/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	2015 and 2016 Tax returns are incomplete.		Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.
2/15/2018 - Exception is overridden to EV2. 2015 1040 is missing Schedule 2441 Child Care Expenses.  Agency allows the use of tax transcripts in lieu of the actual form where there is no income being reported or being considered in qualifying. CRED 0087 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300663586	346847	10/23/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed
B1 VOE average hours per week, "to vary depending on needs week to week".  Paystubs do not confirm types of income earned. Other Income must be verified as likely to continue per employer. Based on documents in file lenders income used for qualifying is not supported and does not meet Appendix Q guidelines.
									03/06/2018	Verified housing payment history - 53 mo continuous mortgage rated paid as agreed.; Verified employment history - Verified 12 yr stable employment history per WVOE.
3/5/2018 - Exception re-reviewed and cleared. Qualifying income calculated using 31.35 mo average per WVOE. WVOE confirms 24+ months history of receipt of overtime income. Income trend is increasing. QMATR 0010 Exception Cleared;
												Approved	A	A	A	A	A
300663587	346421	10/20/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file is not signed or dated. No other lender approval in file. Unable to determine loan approval date.	05/31/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.	2/16/2018 - Exception is cleared with the attached underwriter signed 1008. Loan file contains a corresponding DU to document the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300663587	346449	10/20/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure was not Provided Within 3 Business Days of Application date.	05/31/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.
10/27/2017 - Exception is cleared with the attached screen print from the lender LOS that confirms the Affiliated Business Disclosure was included in the initial disclosure package. COMP 0035 Exception Cleared;
												Approved	A	A	A	A	A
300663587	346451	10/20/2017	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing Homeownership Counseling Disclosure as required.	10/30/2017	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.	10/25/2017 - Exception is cleared with the attached Homeownership Counseling Disclosure that is addressed to borrower. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300663587	346463	10/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $690,000 is supported. No post closing CDA provided.	02/14/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.
2/13/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300663587	346877	10/23/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 provides prior employer end date. Written VOE from same employer reflects borrower is still employed.	03/06/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.
3/5/2018 - Exception is cleared. Employment dates for prior/secondary employer stated on the 1003/Application does not match to verification documentation in file. Prior/secondary employment not considered in qualifying, thus discrepancy is not considered material. APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300663587	346878	10/23/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Unable to determine if 30 day gap occurred between prior and present employment. Per Appendix Q, all 30 day gaps must be documented and explained. Unable to confirm Appendix Q requirements have been met.
									03/06/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.
3/5/2018 - Exception is cleared. Employment dates for prior/secondary employer stated on the 1003/Application does not match to verification documentation in file. Prior/secondary employment VOE confirms borrowers employment status remains active (on-call), thus confirming no 30+ day employment gaps as required per Appendix Q. CRED 0007 Exception Cleared;
												Approved	A	A	A	A	A
300663587	346879	10/23/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud Report reflects Critical Risk Score. Lender did not address issues and provide resubmitted report with issues cleared.	03/14/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.
3/13/2018 - Exception is cleared with the attached fraud report and reverse phone search that confirms phone number is listed under the non-borrowing spouse. Borrower is listed as "other people linked to this phone". FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300663587	346887	10/23/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing verification of PITI expenses on investment property.	03/13/2018	Verified housing payment history - 165 months of current and prior mortgage history paid 0x30 per credit report.; Low DTI - 28.37% on fully documented file. 43% maximum DTI allowed per guidelines.
3/9/2018 - Exception re-reviewed and cleared. Full debt service considered on non-subject rental property. Mortgage verified with credit report. Taxes and Insurance calculated using annual amounts reported per most recent tax return filing. CRED 0096 Exception Cleared;
												Approved	A	A	A	A	A
300663588	346552	10/21/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Management made an Exception to guidelines. Borrower can only verify 3 months of payments on new auto debt.	02/27/2018	Verified housing payment history - 50 mo continuous mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 43.75% LTV. Max for program is 70% per guidelines.
2/27/2018 - Exception re-reviewed and cleared. Self-employment business asset statements reflects a 12 month history (7/2016 to 6-2017) of remitting auto payments. Note that down payment was remitted in 2/2017 with first payment due 4/2017. Auto debt last active 3/2017 was replaced with new auto debt opened 2/2017. P&L supports auto debt is being paid by the business. GIDE 0001 Exception Cleared;
												Approved	A	A	A	A	A
300663588	346563	10/21/2017	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing Homeownership Counseling Disclosure as required.	10/27/2017	Verified housing payment history - 50 mo continuous mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 43.75% LTV. Max for program is 70% per guidelines.	10/25/2017 - Exception is cleared with the attached Homeownership Counseling Disclosure addressed to borrower. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300663588	346567	10/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,600,000. is supported. No post closing CDA provided.	03/02/2018	Verified housing payment history - 50 mo continuous mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 43.75% LTV. Max for program is 70% per guidelines.
2/13/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300663588	346647	10/21/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date.	05/31/2018	Verified housing payment history - 50 mo continuous mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 43.75% LTV. Max for program is 70% per guidelines.
10/25/2017 - Exception is cleared with the attached screen print from the lender LOS that evidences that the Affiliated Business Disclosure was included in the initial disclosure packet. Included is a copy of the disclosure tracking to evidence delivery to borrower. COMP 0035 Exception Cleared;
												Approved	A	A	A	A	A
300663588	346929	10/23/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 does not list Years on current job or business phone number.	02/26/2018	Verified housing payment history - 50 mo continuous mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 43.75% LTV. Max for program is 70% per guidelines.	2/26/2018 - Exception is cleared with the attached borrower signed final 1003 / Application that lists the self-employment phone number and years at current job. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300663588	346949	10/23/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-07-12). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-07-15), which is after (2017-07-12); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									10/27/2017	Verified housing payment history - 50 mo continuous mortgage rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - 43.75% LTV. Max for program is 70% per guidelines.	10/25/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the initial LE to borrower on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A